Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Schedule Of Inventory
	December 31,
	2012	2013

Raw materials	$14,268	$12,328
Work in progress	2,633	360
Finished products	48,653	51,551

	$65,554	$64,239